UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.    Name and address of issuer

      The Lazard Funds, Inc.
      30 Rockefeller Plaza
      New York, NY 10112



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.    Investment Company Act File Number:
            811-06312

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      Securities Act File Number
             33-40682


4(a). Last day of fiscal year for which this Form is filed:

           December 31, 2000


4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)[ ]


      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


4(c). Check box if this is the last time the issuer will be filing this Form.[ ]

5.    Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):                      5,164,495,662

      (ii)  Aggregate   price  of  securities   redeemed  or
      repurchased during the fiscal year:                         5,297,464,792

      (iii)  Aggregate  price  of  securities   redeemed  or
      repurchased  during any prior  fiscal  year  ending no
      earlier than October 11, 1995 that were not previously
      used  to  reduce  registration  fees  payable  to  the
      Commission:                                                   105,438,113

      (iv) Total  available  redemption  credits  [add Items
      5(ii) and 5(iii):                                           5,402,902,905

      (v) Net  sales -- if Item  5(i) is  greater  than Item
      5(iv) [subtract Item 5(iv) from Item 5(i)]:                           -0-

      (vi)  Redemption  credits  available for use in future
      years  --  if  Item  5(i)  is  less  than  Item  5(iv)
      [subtract item 5(iv) from Item 5(i):                          238,407,243

      (vii)  Multiplier  for  determining  registration  fee
      (See Instruction C.9):                                            .000250

      (viii)  Registration  fee due  [multiply  Item 5(v) by
      Item 5(vii)] (enter "0" if no fee is due):                            -0-


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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): -0-


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: -0-


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


      Method of delivery:     N


                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  (Signature and Title)*            /s/  BERNARD J. GRZELAK
                              --------------------------------------------------
                                     Bernard J. Grzelak, Treasurer
                              --------------------------------------------------

Date       March 13, 2001
     ------------------------

  *Please print the name and title of the signing officer below the signature.